Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Basic Earnings (Loss) Per Share

The following data show the amounts used in computing basic earnings per share.

(Dollars in thousands, except per share data)	2016	2015	2014
Net Income	$7,804	$6,528	$5,701
Less:
Dividends on Series B preferred stock	—	373	350
Redemption premium on Series B preferred stock	—	100	—
Dividends on Series C preferred stock	—	17	—

Net income available to common shareholders	$7,804	$6,038	$5,351
Weighted average common shares outstanding	4,229,284	4,106,548	3,495,705
Basic earnings per common share	$1.85	$1.47	$1.53